SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash equivalents	$ 0	$ 0
Investments held in Trust Account	147,232,177	146,629,787
Deferred offering cost	567,396	567,396
Aggregate underwriting discount	2,875,000	2,875,000
Deferred underwriting fees	5,031,250	5,031,250
Class A ordinary stock subject to possible redemption	144,357,177	143,750,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	0
Federal depository insurance coverage		$ 250,000